Expense Example, No Redemption - Calamos Alternative Nasdaq & Bond ETF - Calamos Alternative Nasdaq & Bond ETF	Apr. 25, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 91
Expense Example, No Redemption, 3 Years	284
Expense Example, No Redemption, 5 Years	493
Expense Example, No Redemption, 10 Years	$ 1,096